Pay vs Performance Disclosure pure in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of Alto Ingredients, Inc. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation and Related Information – Compensation Discussion and Analysis” above.

	Summary Compensation Table	Summary Compensation Table	Compensation Actually	Compensation Actually	Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	Total for PEO (Michael D. Kandris)[1]	Total for PEO (Neil M . Koehler)[1]	Actually Paid to PEO (Michael D. Kandris)[2]	Actually Paid to PEO (Neil M. Koehler)[2]	Table Total for Non-PEO NEOs[3]	Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income (loss) (in thousands)[7]	Adjusted EBITDA (in thousands)[8]
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$1,493,272	N/A	$1,179,649	N/A	$632,267	$561,946	$343.08	$193.70	$(42,862)	$(9,760)
2021	$1,878,748	N/A	$1,712,162	N/A	$843,060	$843,025	$640.00	$277.30	$44,217	$76,800
2020	$749,925	$531,297	$2,119,851	$1,054,049	$473,486	$740,464	$735.38	$284.83	$(16,384)	$66,626

1	The dollar amounts reported in columns (b) are the amounts of total compensation reported for Michael D. Kandris and Neil M. Koehler, our Chief Executive Officers and Co-Chief Executive Officers for the periods stated below, for each corresponding year in the “Total” column of the applicable Summary Compensation Table for the year. Refer to “Executive Compensation and Related Information – Summary Compensation Table” above for information concerning Mr. Kandris and our prior filings with the Securities and Exchange Commission for information concerning Mr. Koehler. Mr. Kandris was appointed as our Co-Chief Executive Officer in May 2020 and became our sole Chief Executive Officer on September 30, 2020. Prior to Mr. Kandris’s appointment in May 2020, Mr. Koehler served as our sole Chief Executive Officer.

2	The dollar amounts reported in columns (c) represent the respective amounts of “compensation actually paid” to Mr. Kandris and Mr. Koehler, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kandris or Mr. Koehler during the applicable year.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kandris’s total compensation for each year to determine the compensation actually paid to him:

Year	Reported Summary Compensation Table Total for PEO (Michael D. Kandris)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Michael D. Kandris)
2022	$1,493,272	$(874,035)	$560,412	$–	$–	$1,179,649
2021	$1,878,748	$(707,392)	$540,806	$–	$–	$1,712,162
2020	$749,925	$(181,025)	$1,550,951	$–	$–	$2,119,851

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Koehler’s total compensation for each year to determine the compensation actually paid to him:

Year	Reported Summary Compensation Table Total for PEO (Neil M. Koehler)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Neil M. Koehler)
2022	N/A	N/A	N/A	$–	$–	N/A
2021	N/A	N/A	N/A	$–	$–	N/A
2020	$531,297	$–	$522,752	$–	$–	$1,054,049

(a)	The reported values of equity awards in the tables above are the total grant date fair values of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. Kandris are as follows:

Year	Year End Fair Value of Equity Awards (Michael D. Kandris)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Michael D. Kandris)
2022	$368,554	$(159,360)	$–	$351,218	$–	$–	$560,412
2021	$592,780	$(77,500)	$–	$25,526	$–	$–	$540,806
2020	$1,357,500	$214,641	$–	$(21,190)	$–	$–	$1,550,951

The amounts deducted or added in calculating the equity award adjustments for Mr. Koehler are as follows:

Year	Year End Fair Value of Equity Awards (Neil M. Koehler)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Neil M. Koehler)
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	$–	$–	$–	$522,752	$–	$–	$522,752

(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)	The total pension benefit adjustments for each applicable year for each of Messrs. Kandris and Koehler was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs, including our PEOs.

3	The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Messrs. Kandris and Koehler, who served as Chief Executive Officers or Co-Chief Executive Officers during the periods covered) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. Kandris and Koehler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Bryon T. McGregor, Auste M. Graham, James R. Sneed and Christopher W. Wright; (ii) for 2021, Bryon T. McGregor, Christopher W. Wright, James R. Sneed and Paul P. Koehler; and (iii) for 2020, Bryon T. McGregor and Christopher W. Wright. Mr. Wright retired in May 2022 and Paul P. Koehler retired in February 2021. The included averages are affected by the retirements of Messrs. Wright and Koehler in 2022 and 2021, respectively, resulting in compensation reported only for the periods through their respective dates of retirement, but in the case of Mr. Wright, also include his post-retirement compensation under a consulting arrangement for the remainder of 2022.

4	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Kandris and Koehler), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Kandris and Koehler) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Kandris and Koehler) for each year to determine the compensation actually paid to them, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$632,267	$(268,947)	$198,626	$–	$–	$561,946
2021	$843,060	$(165,478)	$165,443	$–	$–	$843,025
2020	$473,486	$(61,921)	$328,899	$–	$–	$740,464

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$95,214	$(25,042)	$39,919	$88,535	$–	$–	$198,626
2021	$138,343	$(19,883)	$–	$46,983	$–	$–	$165,443
2020	$232,173	$107,321	$–	$(10,595)	$–	$–	$328,899

(b)	The total pension benefit adjustments for each applicable year for each of our NEOs was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs.

5	Cumulative Total Shareholder Return, or TSR, is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, which dividends totaled $0.00 for the period, and the difference between our share price at the end of the measurement period and the beginning of the measurement period, by (ii) our share price at the beginning of the measurement period.

6	The peer group used for this purpose is the following published industry index: The Nasdaq Clean Edge Green Energy Index.

7	The dollar amounts reported represent the amount of income (loss) available to common stockholders reflected in our audited financial statements for the applicable year.

8	Adjusted EBITDA is defined as unaudited consolidated net income (loss) before interest expense, interest income, provision/benefit for income taxes, asset impairments, loss on extinguishment of debt, acquisition-related expense, fair value adjustments, and depreciation and amortization expense. While we use various performance measures for the purpose of evaluating performance for our compensation programs, we have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]		Michael D. Kandris and Neil M. Koehler
Peer Group Issuers, Footnote [Text Block]		The peer group used for this purpose is the following published industry index: The Nasdaq Clean Edge Green Energy Index.
Adjustment To PEO Compensation, Footnote [Text Block]

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kandris’s total compensation for each year to determine the compensation actually paid to him:

Year	Reported Summary Compensation Table Total for PEO (Michael D. Kandris)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Michael D. Kandris)
2022	$1,493,272	$(874,035)	$560,412	$–	$–	$1,179,649
2021	$1,878,748	$(707,392)	$540,806	$–	$–	$1,712,162
2020	$749,925	$(181,025)	$1,550,951	$–	$–	$2,119,851

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Koehler’s total compensation for each year to determine the compensation actually paid to him:

Year	Reported Summary Compensation Table Total for PEO (Neil M. Koehler)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Neil M. Koehler)
2022	N/A	N/A	N/A	$–	$–	N/A
2021	N/A	N/A	N/A	$–	$–	N/A
2020	$531,297	$–	$522,752	$–	$–	$1,054,049

(a)	The reported values of equity awards in the tables above are the total grant date fair values of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. Kandris are as follows:

Year	Year End Fair Value of Equity Awards (Michael D. Kandris)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Michael D. Kandris)
2022	$368,554	$(159,360)	$–	$351,218	$–	$–	$560,412
2021	$592,780	$(77,500)	$–	$25,526	$–	$–	$540,806
2020	$1,357,500	$214,641	$–	$(21,190)	$–	$–	$1,550,951

The amounts deducted or added in calculating the equity award adjustments for Mr. Koehler are as follows:

Year	Year End Fair Value of Equity Awards (Neil M. Koehler)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Neil M. Koehler)
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	$–	$–	$–	$522,752	$–	$–	$522,752

(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)	The total pension benefit adjustments for each applicable year for each of Messrs. Kandris and Koehler was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs, including our PEOs.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 632,267		$ 843,060		$ 473,486
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 561,946		843,025		740,464
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$632,267	$(268,947)	$198,626	$–	$–	$561,946
2021	$843,060	$(165,478)	$165,443	$–	$–	$843,025
2020	$473,486	$(61,921)	$328,899	$–	$–	$740,464

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$95,214	$(25,042)	$39,919	$88,535	$–	$–	$198,626
2021	$138,343	$(19,883)	$–	$46,983	$–	$–	$165,443
2020	$232,173	$107,321	$–	$(10,595)	$–	$–	$328,899

(b)	The total pension benefit adjustments for each applicable year for each of our NEOs was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs.

Tabular List [Table Text Block]

Financial Performance Measure

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The measures we use for both our short- and long-term incentive awards are selected based on our objective to incentivize our NEOs to increase the value of our company over both the short- and long-term. Adjusted EBITDA is the key financial performance measure we use to link executive compensation actually paid to our NEOs for the most recently completed fiscal year to our performance. We do not use presently use any other financial performance measure to link executive compensation actually paid to our NEOs to our performance. See “Executive Compensation – Compensation Discussion and Analysis – Compensation Decisions for 2022 – Annual Cash Incentive Compensation.”

Total Shareholder Return Amount	[3]	$ 343.08		640		735.38
Peer Group Total Shareholder Return Amount	[4]	193.7		277.3		284.83
Net Income (Loss)	[5]	$ (42,862,000)		$ 44,217,000		$ (16,384,000)
Company Selected Measure Amount	[6]	(9,760)		76,800		66,626
Michael D. Kandris [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]	$ 1,493,272		$ 1,878,748		$ 749,925
PEO Actually Paid Compensation Amount	[8]	1,179,649		1,712,162		2,119,851
Michael D. Kandris [Member] | Less Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	(874,035)		(707,392)		(181,025)
Michael D. Kandris [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	560,412		540,806		1,550,951
Michael D. Kandris [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]
Michael D. Kandris [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]
Michael D. Kandris [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		368,554		592,780		1,357,500
Michael D. Kandris [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(159,360)		(77,500)		214,641
Michael D. Kandris [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Michael D. Kandris [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		351,218		25,526		(21,190)
Michael D. Kandris [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Michael D. Kandris [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Neil M. Koehler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]					531,297
PEO Actually Paid Compensation Amount	[8]					1,054,049
Neil M. Koehler [Member] | Less Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]
Neil M. Koehler [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]					522,752
Neil M. Koehler [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]
Neil M. Koehler [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]
Neil M. Koehler [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Neil M. Koehler [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Neil M. Koehler [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Neil M. Koehler [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						522,752
Neil M. Koehler [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Neil M. Koehler [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Less Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(268,947)		(165,478)		(61,921)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		198,626	[13]	165,443	[13]	328,899
Non-PEO NEO [Member] | Average Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			[14]		[14]
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		95,214		138,343		232,173
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(25,042)		(19,883)		107,321
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		39,919
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		88,535		46,983		(10,595)
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Messrs. Kandris and Koehler, who served as Chief Executive Officers or Co-Chief Executive Officers during the periods covered) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. Kandris and Koehler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Bryon T. McGregor, Auste M. Graham, James R. Sneed and Christopher W. Wright; (ii) for 2021, Bryon T. McGregor, Christopher W. Wright, James R. Sneed and Paul P. Koehler; and (iii) for 2020, Bryon T. McGregor and Christopher W. Wright. Mr. Wright retired in May 2022 and Paul P. Koehler retired in February 2021. The included averages are affected by the retirements of Messrs. Wright and Koehler in 2022 and 2021, respectively, resulting in compensation reported only for the periods through their respective dates of retirement, but in the case of Mr. Wright, also include his post-retirement compensation under a consulting arrangement for the remainder of 2022.
[2]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Kandris and Koehler), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Kandris and Koehler) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Kandris and Koehler) for each year to determine the compensation actually paid to them, using the same methodology described above in Note 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$632,267	$(268,947)	$198,626	$–	$–	$561,946
2021	$843,060	$(165,478)	$165,443	$–	$–	$843,025
2020	$473,486	$(61,921)	$328,899	$–	$–	$740,464

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$95,214	$(25,042)	$39,919	$88,535	$–	$–	$198,626
2021	$138,343	$(19,883)	$–	$46,983	$–	$–	$165,443
2020	$232,173	$107,321	$–	$(10,595)	$–	$–	$328,899

(b)	The total pension benefit adjustments for each applicable year for each of our NEOs was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs.

[3]	Cumulative Total Shareholder Return, or TSR, is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, which dividends totaled $0.00 for the period, and the difference between our share price at the end of the measurement period and the beginning of the measurement period, by (ii) our share price at the beginning of the measurement period.
[4]	The peer group used for this purpose is the following published industry index: The Nasdaq Clean Edge Green Energy Index.
[5]	The dollar amounts reported represent the amount of income (loss) available to common stockholders reflected in our audited financial statements for the applicable year.
[6]	Adjusted EBITDA is defined as unaudited consolidated net income (loss) before interest expense, interest income, provision/benefit for income taxes, asset impairments, loss on extinguishment of debt, acquisition-related expense, fair value adjustments, and depreciation and amortization expense. While we use various performance measures for the purpose of evaluating performance for our compensation programs, we have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance.
[7]	The dollar amounts reported in columns (b) are the amounts of total compensation reported for Michael D. Kandris and Neil M. Koehler, our Chief Executive Officers and Co-Chief Executive Officers for the periods stated below, for each corresponding year in the “Total” column of the applicable Summary Compensation Table for the year. Refer to “Executive Compensation and Related Information – Summary Compensation Table” above for information concerning Mr. Kandris and our prior filings with the Securities and Exchange Commission for information concerning Mr. Koehler. Mr. Kandris was appointed as our Co-Chief Executive Officer in May 2020 and became our sole Chief Executive Officer on September 30, 2020. Prior to Mr. Kandris’s appointment in May 2020, Mr. Koehler served as our sole Chief Executive Officer.
[8]	The dollar amounts reported in columns (c) represent the respective amounts of “compensation actually paid” to Mr. Kandris and Mr. Koehler, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kandris or Mr. Koehler during the applicable year.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kandris’s total compensation for each year to determine the compensation actually paid to him:

Year	Reported Summary Compensation Table Total for PEO (Michael D. Kandris)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Michael D. Kandris)
2022	$1,493,272	$(874,035)	$560,412	$–	$–	$1,179,649
2021	$1,878,748	$(707,392)	$540,806	$–	$–	$1,712,162
2020	$749,925	$(181,025)	$1,550,951	$–	$–	$2,119,851

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Koehler’s total compensation for each year to determine the compensation actually paid to him:

Year	Reported Summary Compensation Table Total for PEO (Neil M. Koehler)	Less Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO (Neil M. Koehler)
2022	N/A	N/A	N/A	$–	$–	N/A
2021	N/A	N/A	N/A	$–	$–	N/A
2020	$531,297	$–	$522,752	$–	$–	$1,054,049

(a)	The reported values of equity awards in the tables above are the total grant date fair values of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. Kandris are as follows:

Year	Year End Fair Value of Equity Awards (Michael D. Kandris)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Michael D. Kandris)
2022	$368,554	$(159,360)	$–	$351,218	$–	$–	$560,412
2021	$592,780	$(77,500)	$–	$25,526	$–	$–	$540,806
2020	$1,357,500	$214,641	$–	$(21,190)	$–	$–	$1,550,951

The amounts deducted or added in calculating the equity award adjustments for Mr. Koehler are as follows:

Year	Year End Fair Value of Equity Awards (Neil M. Koehler)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Neil M. Koehler)
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	$–	$–	$–	$522,752	$–	$–	$522,752

(c)	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)	The total pension benefit adjustments for each applicable year for each of Messrs. Kandris and Koehler was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs, including our PEOs.

[9]	The reported values of equity awards in the tables above are the total grant date fair values of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[10]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. Kandris are as follows:

Year	Year End Fair Value of Equity Awards (Michael D. Kandris)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Michael D. Kandris)
2022	$368,554	$(159,360)	$–	$351,218	$–	$–	$560,412
2021	$592,780	$(77,500)	$–	$25,526	$–	$–	$540,806
2020	$1,357,500	$214,641	$–	$(21,190)	$–	$–	$1,550,951

The amounts deducted or added in calculating the equity award adjustments for Mr. Koehler are as follows:

Year	Year End Fair Value of Equity Awards (Neil M. Koehler)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments (Neil M. Koehler)
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	$–	$–	$–	$522,752	$–	$–	$522,752

[11]	The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
[12]	The total pension benefit adjustments for each applicable year for each of Messrs. Kandris and Koehler was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs, including our PEOs.
[13]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$95,214	$(25,042)	$39,919	$88,535	$–	$–	$198,626
2021	$138,343	$(19,883)	$–	$46,983	$–	$–	$165,443
2020	$232,173	$107,321	$–	$(10,595)	$–	$–	$328,899

[14]	The total pension benefit adjustments for each applicable year for each of our NEOs was $0.00. We do not presently have, nor have we had in the past for any of the periods covered, any pension plans for the benefit of our NEOs.